Stockholders' Equity (Details Narrative) - USD ($)		1 Months Ended
	Jul. 12, 2012	Nov. 30, 2011	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock,shares par value			$ .0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			50,000,000	50,000,000	50,000,000
Forward stock split description	10,000 to 1 forward stock split
Common stock, outstanding			15,000,000	15,000,000	15,000,000
Maximum [Member]
Common stock,shares par value	$ 0.0001
Common stock, shares authorized	50,000,000
Minimum [Member]
Common stock,shares par value
Common stock, shares authorized	1,500
Victor Shvetsky and Alexey Golovanov [Member]
Common stock issued for services		$ 1,500
Common issued for services, shares		1,500
Common stock issued price per share		$ 1.00
One Class Common Stock [Member]
Common stock,shares par value
Common stock, shares authorized			1,500	1,500
Percentage of holders in common stock			50.00%	50.00%